INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Held-to-Maturity Amortized Cost
Amortized cost	$ 80,321	$ 84,021
Held-to-Maturity Market Value
Held-to-Maturity Market Value	71,688	76,485
Available-for-Sale Amortized Cost
Amortized Cost	3,382,604	3,827,418
Available-for-Sale Market Value
Investment securities	3,021,126	3,409,648
One Year or Less
Held-to-Maturity Amortized Cost
Amortized cost	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost
Amortized Cost	4,729
Available-for-Sale Market Value
Investment securities	4,721
After One Year Through Five Years
Held-to-Maturity Amortized Cost
Amortized cost	4,595
Held-to-Maturity Market Value
Held-to-Maturity Market Value	4,690
Available-for-Sale Amortized Cost
Amortized Cost	161,803
Available-for-Sale Market Value
Investment securities	148,088
After Five Years Through Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	33,130
Held-to-Maturity Market Value
Held-to-Maturity Market Value	29,781
Available-for-Sale Amortized Cost
Amortized Cost	225,993
Available-for-Sale Market Value
Investment securities	195,230
After Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	1,700
Held-to-Maturity Market Value
Held-to-Maturity Market Value	1,488
Available-for-Sale Amortized Cost
Amortized Cost	623,600
Available-for-Sale Market Value
Investment securities	525,913
Mortgage-backed securities-residential
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	744,546	747,478
Available-for-Sale Market Value
Investment securities	661,048	650,063
Mortgage-backed securities-commercial
Held-to-Maturity Amortized Cost
Amortized cost	32,926	35,363
Held-to-Maturity Market Value
Held-to-Maturity Market Value	28,298	31,249
Available-for-Sale Amortized Cost
Amortized Cost	543,134	676,934
Available-for-Sale Market Value
Investment securities	507,230	629,562
Collateralized mortgage obligations
Held-to-Maturity Amortized Cost
Amortized cost	7,970	9,280
Held-to-Maturity Market Value
Held-to-Maturity Market Value	7,431	8,453
Available-for-Sale Amortized Cost
Amortized Cost	478,744	538,970
Available-for-Sale Market Value
Investment securities	418,648	477,712
Asset-backed Securities
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	600,055	772,261
Available-for-Sale Market Value
Investment securities	$ 560,248	$ 711,325